Intangible Assets - Schedule of Intangible Assets Associated with Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 4,274,682	¥ 4,269,657	¥ 3,818,544
Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,113,726	4,135,020	3,701,357
Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,148,680	3,164,380	3,389,453
Marketed products | immunoglobulin
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 795,903	766,459
Remaining amortization period	11 years
Marketed products | TAKHZYRO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 562,434	546,336
Remaining amortization period	10 years
Marketed products | ADVATE & ADYNOVATE/ADYNOVI
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 269,275	278,463
Remaining amortization period	6 years
Marketed products | VYVANSE/ELVANSE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 223,589	306,242
Remaining amortization period	2 years
Marketed products | ALUNBRIG
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 212,376	213,706
Remaining amortization period	7 years
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 965,045	970,640	¥ 311,904
In-process R&D | TAK-279
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 613,329	¥ 533,999